Offerings	Sep. 11, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.02 per share, reserved for future issuance under GlobalFoundries Inc. 2021 Equity Compensation Plan
Amount Registered | shares	13,901,262
Proposed Maximum Offering Price per Unit	32.54
Maximum Aggregate Offering Price	$ 452,347,065.48
Fee Rate	0.01531%
Amount of Registration Fee	$ 69,254.34
Offering Note
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement covers any additional ordinary shares of the Registrant, $0.02 par value per ordinary share (“Ordinary Shares”) that become issuable under the Registrant’s 2021 Equity Compensation Plan (the “2021 Plan”) and the Registrant’s Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding Ordinary Shares.
Represents 5,477,550 Ordinary Shares that were automatically added to the shares authorized for issuance under the 2021 Plan on January 1, 2023, 922,658 Ordinary Shares that were automatically added to the shares authorized for issuance under the 2021 Plan on January 1, 2024 and 3,976,660 Ordinary Shares that were automatically added to the shares authorized for issuance under the 2021 Plan on January 1, 2025, pursuant to an annual “evergreen” increase provision contained in the 2021 Plan, and 3,524,394 Ordinary Shares that have become available for issuance again under the Equity Compensation Plan in accordance with the share recycling provision of such plan. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, based on the average of the high and low prices per Ordinary Share of the Registrant as reported on the Nasdaq Stock Exchange on September 9, 2025, of $32.54.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.02 per share, reserved for future issuance under the GlobalFoundries Inc. 2021 Employee Stock Purchase Plan
Amount Registered | shares	47,619
Proposed Maximum Offering Price per Unit	32.54
Maximum Aggregate Offering Price	$ 1,549,522.26
Fee Rate	0.01531%
Amount of Registration Fee	$ 237.24
Offering Note
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement covers any additional ordinary shares of the Registrant, $0.02 par value per ordinary share (“Ordinary Shares”) that become issuable under the Registrant’s 2021 Equity Compensation Plan (the “2021 Plan”) and the Registrant’s Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding Ordinary Shares.
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, based on the average of the high and low prices per Ordinary Share of the Registrant as reported on the Nasdaq Stock Exchange on September 9, 2025, of $32.54.
Represents 17,416 additional Ordinary Shares that were automatically added to the shares authorized for issuance under the ESPP on January 1, 2023, 15,908 additional Ordinary Shares that were automatically added to the shares authorized for issuance under the ESPP on January 1, 2024 and 14,295 additional Ordinary Shares that were automatically added to the shares authorized for issuance under the ESPP on January 1, 2025, pursuant to an annual “evergreen” increase provision contained in the ESPP.